LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–85.43%
Aerospace & Defense–1.80%
BAE Systems	195,450	$ 1,255,770
General Dynamics	21,467	2,840,299
HEICO	13,951	1,040,884
Textron	99,930	2,665,133
		7,802,086
Airlines–0.64%
Southwest Airlines	77,993	2,777,331
		2,777,331
Auto Components–0.97%
Aptiv	34,475	1,697,549
BorgWarner	103,491	2,522,076
		4,219,625
Automobiles–1.04%
Honda Motor ADR	122,992	2,762,400
Thor Industries	41,916	1,768,017
		4,530,417
Banks–5.32%
Comerica	94,435	2,770,723
Commerce Bancshares	68,553	3,451,644
First Hawaiian	113,912	1,882,965
M&T Bank	27,602	2,854,875
PNC Financial Services Group	15,053	1,440,873
Prosperity Bancshares	37,263	1,797,940
Truist Financial	175,299	5,406,221
UMB Financial	34,459	1,598,208
Westamerica Bancorporation	32,693	1,921,695
		23,125,144
Beverages–0.29%
Constellation Brands Class A	8,723	1,250,529
		1,250,529
Biotechnology–0.54%
†ACADIA Pharmaceuticals	10,349	437,245
†Argenx ADR	2,810	370,161
†Exact Sciences	12,010	696,580
†Immunomedics	37,947	511,526
†Turning Point Therapeutics	7,313	326,599
		2,342,111
Building Products–1.75%
Fortune Brands Home & Security	28,115	1,215,974
Johnson Controls International	182,144	4,910,602
Trane Technologies	17,762	1,466,964
		7,593,540
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–5.53%
Ameriprise Financial	34,836	$ 3,569,993
BlackRock	4,532	1,993,944
LPL Financial Holdings	31,271	1,702,081
MarketAxess Holdings	1,254	417,043
MSCI	6,316	1,825,071
Northern Trust	119,550	9,021,243
State Street	48,472	2,582,104
T. Rowe Price Group	23,802	2,324,265
Tradeweb Markets Class A	14,322	602,097
		24,037,841
Chemicals–0.09%
Albemarle	7,113	400,960
		400,960
Commercial Services & Supplies–0.52%
Cintas	2,687	465,442
Republic Services	23,884	1,792,733
		2,258,175
Communications Equipment–1.44%
†Arista Networks	8,648	1,751,652
†F5 Networks	42,417	4,522,925
		6,274,577
Construction Materials–0.15%
Vulcan Materials	5,920	639,774
		639,774
Containers & Packaging–2.72%
Ball	20,315	1,313,568
Graphic Packaging Holding	126,669	1,545,362
Packaging Corp. of America	39,089	3,394,098
Sonoco Products	78,514	3,639,124
WestRock	68,253	1,928,829
		11,820,981
Distributors–1.15%
Genuine Parts	56,898	3,830,943
†LKQ	56,726	1,163,450
		4,994,393
Diversified Consumer Services–0.35%
†Bright Horizons Family Solutions	6,659	679,218
†Chegg	23,798	851,492
		1,530,710
Electric Utilities–4.03%
Edison International	104,528	5,727,089
Eversource Energy	26,948	2,107,603
Pinnacle West Capital	62,721	4,753,625
Xcel Energy	81,730	4,928,319
		17,516,636
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–4.54%
AMETEK	24,208	$ 1,743,460
Emerson Electric	128,060	6,102,059
Hubbell	44,081	5,057,854
nVent Electric	362,053	6,107,834
†Sensata Technologies Holding	23,749	687,059
		19,698,266
Electronic Equipment, Instruments & Components–1.42%
Cognex	44,434	1,876,004
†Keysight Technologies	15,881	1,328,922
TE Connectivity	46,837	2,949,794
		6,154,720
Energy Equipment & Services–0.52%
Baker Hughes	187,439	1,968,110
Schlumberger	22,882	308,678
		2,276,788
Equity Real Estate Investment Trusts–4.44%
Empire State Realty Trust Class A	177,597	1,591,269
MGM Growth Properties Class A	139,553	3,303,219
Piedmont Office Realty Trust Class A	147,013	2,596,250
SBA Communications	13,049	3,522,839
Welltower	85,563	3,917,074
Weyerhaeuser	257,122	4,358,218
		19,288,869
Food & Staples Retailing–1.57%
Koninklijke Ahold Delhaize	183,474	4,274,310
Sysco	55,506	2,532,739
		6,807,049
Food Products–3.24%
Conagra Brands	141,416	4,149,146
JM Smucker	32,121	3,565,431
Kellogg	19,771	1,186,062
Mondelez International Class A	44,247	2,215,890
Orkla	342,839	2,937,345
		14,053,874
Gas Utilities–1.41%
Atmos Energy	24,457	2,426,868
Spire	49,425	3,681,174
		6,108,042
Health Care Equipment & Supplies–5.34%
†DexCom	4,352	1,171,863
†Envista Holdings	130,995	1,957,065
†Hologic	94,474	3,316,037
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Masimo	7,434	$ 1,316,710
Siemens Healthineers	67,384	2,604,831
Teleflex	6,723	1,968,898
†Varian Medical Systems	6,975	716,054
Zimmer Biomet Holdings	100,131	10,121,241
		23,172,699
Health Care Providers & Services–5.51%
Cardinal Health	91,195	4,371,888
†Centene	27,170	1,614,170
Encompass Health	33,036	2,115,295
†Henry Schein	52,618	2,658,261
McKesson	35,002	4,734,371
Quest Diagnostics	48,348	3,882,345
Universal Health Services Class B	45,790	4,536,873
		23,913,203
Health Care Technology–0.83%
Cerner	47,225	2,974,703
†Veeva Systems Class A	4,156	649,873
		3,624,576
Hotels, Restaurants & Leisure–1.77%
†Chipotle Mexican Grill	2,054	1,344,138
Hilton Worldwide Holdings	12,218	833,756
Las Vegas Sands	18,657	792,363
†Planet Fitness Class A	22,222	1,082,211
Sodexo	53,997	3,626,178
		7,678,646
Household Durables–0.29%
DR Horton	11,763	399,942
PulteGroup	38,128	851,017
		1,250,959
Household Products–0.34%
Kimberly-Clark	11,404	1,458,229
		1,458,229
Insurance–3.64%
Aflac	79,334	2,716,396
Arthur J. Gallagher & Co.	8,740	712,397
Brown & Brown	19,956	722,806
Chubb	50,772	5,670,725
Globe Life	8,703	626,355
ProAssurance	98,316	2,457,900
Reinsurance Group of America	34,749	2,923,781
		15,830,360
Interactive Media & Services–0.42%
†Twitter	73,938	1,815,917
		1,815,917

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.43%
†Fiserv	36,603	$ 3,476,919
†Square Class A	32,742	1,715,026
†Twilio Class A	11,492	1,028,419
		6,220,364
Life Sciences Tools & Services–0.48%
Bruker	25,693	921,351
†Mettler-Toledo International	1,694	1,169,724
		2,091,075
Machinery–2.63%
Cummins	28,387	3,841,329
Graco	20,068	977,914
IMI	286,543	2,645,247
PACCAR	53,241	3,254,622
Parker-Hannifin	5,481	711,050
		11,430,162
Media–0.56%
†Fox Class B	107,131	2,451,157
		2,451,157
Multiline Retail–0.25%
Target	11,586	1,077,150
		1,077,150
Multi-Utilities–1.42%
Ameren	28,267	2,058,686
NorthWestern	52,913	3,165,785
WEC Energy Group	10,847	955,946
		6,180,417
Oil, Gas & Consumable Fuels–1.24%
ConocoPhillips	108,091	3,329,203
Imperial Oil	80,636	911,617
Noble Energy	192,597	1,163,286
		5,404,106
Paper & Forest Products–0.77%
Mondi	197,560	3,333,948
		3,333,948
Personal Products–0.22%
Shiseido	16,200	952,114
		952,114
Professional Services–0.56%
IHS Markit	15,333	919,980
Verisk Analytics	10,904	1,519,800
		2,439,780
Road & Rail–2.13%
Heartland Express	189,333	3,515,914
JB Hunt Transport Services	12,689	1,170,306
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Norfolk Southern	31,122	$ 4,543,812
		9,230,032
Semiconductors & Semiconductor Equipment–3.43%
†Advanced Micro Devices	40,459	1,840,075
Applied Materials	81,606	3,739,187
Marvell Technology Group	35,089	794,064
Maxim Integrated Products	74,426	3,617,848
Microchip Technology	22,155	1,502,109
†Micron Technology	29,657	1,247,374
Skyworks Solutions	9,677	864,930
Teradyne	16,594	898,897
Xilinx	4,768	371,618
		14,876,102
Software–2.47%
†Atlassian Class A	9,916	1,361,070
†Cadence Design Systems	29,092	1,921,236
†Coupa Software	4,676	653,378
†Envestnet	11,446	615,566
†Palo Alto Networks	5,398	885,056
†Paycom Software	5,463	1,103,581
†Proofpoint	10,156	1,041,904
†RingCentral Class A	7,406	1,569,405
†Splunk	12,480	1,575,350
		10,726,546
Specialty Retail–1.36%
Advance Auto Parts	40,601	3,788,885
†Burlington Stores	7,961	1,261,500
†Five Below	11,966	842,167
		5,892,552
Technology Hardware, Storage & Peripherals–0.62%
HP	154,684	2,685,314
		2,685,314
Textiles, Apparel & Luxury Goods–0.14%
†Lululemon Athletica	3,266	619,070
		619,070
Thrifts & Mortgage Finance–0.68%
Capitol Federal Financial	256,000	2,972,160
		2,972,160
Trading Companies & Distributors–0.89%
Fastenal	17,472	546,000
MSC Industrial Direct Class A	60,484	3,324,805
		3,870,805

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.54%
Rogers Communications Class B	56,279	$ 2,349,057
		2,349,057
Total Common Stock (Cost $461,520,301)		371,048,938

EXCHANGE-TRADED FUND–0.35%
iShares Russell Mid-Cap Value ETF	23,612	1,513,293
Total Exchange-Traded Fund (Cost $1,522,709)		1,513,293
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–8.92%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	38,762,599	$ 38,762,599
Total Money Market Fund (Cost $38,762,599)		38,762,599

TOTAL INVESTMENTS–94.70% (Cost $501,805,609)	411,324,830
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.30%	23,034,071
NET ASSETS APPLICABLE TO 38,763,141 SHARES OUTSTANDING–100.00%	$434,358,901

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(307,386,947)	USD	2,836,051	6/30/20	$—	$(33,664)
BOA	JPY	23,348,973	USD	(212,093)	6/30/20	5,889	—
CSI	EUR	(8,106,242)	USD	8,812,316	6/30/20	—	(158,938)
GSI	NOK	(29,590,091)	USD	2,619,427	6/30/20	—	(227,636)
GSI	NOK	2,756,768	USD	(252,907)	6/30/20	12,340	—
JPMC	GBP	(5,865,505)	USD	6,864,168	6/30/20	—	(432,403)
JPMC	GBP	1,016,166	USD	(1,199,460)	6/30/20	64,629	—
MSC	CAD	(4,539,499)	USD	3,132,016	6/30/20	—	(96,485)
MSC	CAD	731,082	USD	(506,652)	6/30/20	13,296	—
Total Foreign Currency Exchange Contracts						$96,154	$(949,126)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(37)	90 Day IMM NEW BPound	$(2,880,450)	$(2,975,912)	6/15/20	$95,462	$—
(34)	Euro	(4,696,037)	(4,824,257)	6/15/20	128,220	—
(29)	Japanese Yen	(3,378,319)	(3,477,247)	6/15/20	98,928	—
					322,610	—
Equity Contracts:
(626)	E-mini S&P 500 Index	(80,431,610)	(79,466,165)	6/19/20	—	(965,445)
(847)	E-mini S&P MidCap 400 Index	(121,781,660)	(108,925,576)	6/19/20	—	(12,856,084)
(177)	Euro STOXX 50 Index	(5,362,506)	(4,527,450)	6/19/20	—	(835,056)
(46)	FTSE 100 Index	(3,219,934)	(2,860,742)	6/19/20	—	(359,192)
(22)	Nikkei 225 Index (OSE)	(3,871,100)	(3,719,955)	6/11/20	—	(151,145)
					—	(15,166,922)
Total Futures Contracts					$322,610	$(15,166,922)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IMM–International Monetary Market
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$6,546,316	$1,255,770	$—	$7,802,086
Airlines	2,777,331	—	—	2,777,331
Auto Components	4,219,625	—	—	4,219,625
Automobiles	4,530,417	—	—	4,530,417
Banks	23,125,144	—	—	23,125,144
Beverages	1,250,529	—	—	1,250,529
Biotechnology	2,342,111	—	—	2,342,111
Building Products	7,593,540	—	—	7,593,540
Capital Markets	24,037,841	—	—	24,037,841
Chemicals	400,960	—	—	400,960
Commercial Services & Supplies	2,258,175	—	—	2,258,175
Communications Equipment	6,274,577	—	—	6,274,577
Construction Materials	639,774	—	—	639,774
Containers & Packaging	11,820,981	—	—	11,820,981
Distributors	4,994,393	—	—	4,994,393
Diversified Consumer Services	1,530,710	—	—	1,530,710
Electric Utilities	17,516,636	—	—	17,516,636
Electrical Equipment	19,698,266	—	—	19,698,266
Electronic Equipment, Instruments & Components	6,154,720	—	—	6,154,720
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Energy Equipment & Services	$2,276,788	$—	$—	$2,276,788
Equity Real Estate Investment Trusts	19,288,869	—	—	19,288,869
Food & Staples Retailing	2,532,739	4,274,310	—	6,807,049
Food Products	11,116,529	2,937,345	—	14,053,874
Gas Utilities	6,108,042	—	—	6,108,042
Health Care Equipment & Supplies	20,567,868	2,604,831	—	23,172,699
Health Care Providers & Services	23,913,203	—	—	23,913,203
Health Care Technology	3,624,576	—	—	3,624,576
Hotels, Restaurants & Leisure	4,052,468	3,626,178	—	7,678,646
Household Durables	1,250,959	—	—	1,250,959
Household Products	1,458,229	—	—	1,458,229
Insurance	15,830,360	—	—	15,830,360
Interactive Media & Services	1,815,917	—	—	1,815,917
IT Services	6,220,364	—	—	6,220,364
Life Sciences Tools & Services	2,091,075	—	—	2,091,075
Machinery	8,784,915	2,645,247	—	11,430,162
Media	2,451,157	—	—	2,451,157
Multiline Retail	1,077,150	—	—	1,077,150
Multi-Utilities	6,180,417	—	—	6,180,417
Oil, Gas & Consumable Fuels	5,404,106	—	—	5,404,106
Paper & Forest Products	—	3,333,948	—	3,333,948
Personal Products	—	952,114	—	952,114
Professional Services	2,439,780	—	—	2,439,780
Road & Rail	9,230,032	—	—	9,230,032
Semiconductors & Semiconductor Equipment	14,876,102	—	—	14,876,102
Software	10,726,546	—	—	10,726,546
Specialty Retail	5,892,552	—	—	5,892,552
Technology Hardware, Storage & Peripherals	2,685,314	—	—	2,685,314
Textiles, Apparel & Luxury Goods	619,070	—	—	619,070
Thrifts & Mortgage Finance	2,972,160	—	—	2,972,160
Trading Companies & Distributors	3,870,805	—	—	3,870,805
Wireless Telecommunication Services	2,349,057	—	—	2,349,057
Exchange-Traded Fund	1,513,293	—	—	1,513,293
Money Market Fund	38,762,599	—	—	38,762,599
Total Investments	$389,695,087	$21,629,743	$—	$411,324,830
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$96,154	$—	$96,154
Futures Contracts	$322,610	$—	$—	$322,610
Liabilities:
Foreign Currency Exchange Contracts	$—	$(949,126)	$—	$(949,126)
Futures Contracts	$(15,166,922)	$—	$—	$(15,166,922)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
4. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP American Century Select Mid Cap Managed Volatility Fund–8